UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2002

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2711 N. Haskell Avenue
      	 Suite 2070
	 Dallas, TX  75204

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 821-3119

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX		February 28, 2003
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	        85

Form 13F Information Table Value Total:	$     113,508
	 (thousands)



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     2588    20990 SH       SOLE                    20850               140
AARON RENTS INC                COM              002535201      205     9350 SH       SOLE                              9000      350
ADTRAN INC                     COM              00738A106     1793    54500 SH       SOLE                    54000               500
ALLSTATE CORP                  COM              020002101     1755    47450 SH       SOLE                    47000               450
ALLTEL CORP                    COM              020039103     2127    41700 SH       SOLE                    41000               700
AMERICAN EXPRESS CO            COM              025816109     2719    76930 SH       SOLE                    70000     6200      730
AMERICAN POWER CONVERSION      COM              029066107     2515   166000 SH       SOLE                   165100               900
AMSOUTH BANCORPORATION         COM              032165102      381    19850 SH       SOLE                    19400               450
ANADARKO PETE. CORP.           COM              032511107      241     5025 SH       SOLE                              4075      950
ANNTAYLOR STORES CORP          COM              036115103      373    18250 SH       SOLE                    16900              1350
APOLLO GROUP                   COM              037604105      953    21650 SH       SOLE                    21300               350
APPLIED MATLS INC              COM              038222105      902    69200 SH       SOLE                    67800              1400
AT&T CORP COM                  COM              001957109     1722    65950 SH       SOLE                    64420              1530
BANK OF AMERICA CORP.          COM              060505104     2629    37792 SH       SOLE                    33700     3300      792
BERKSHIRE HATHAWAY INC         COM              084670207      245      101 SH       SOLE                                99        2
CARNIVAL CORP. CL. A           COM              143658102     1259    50475 SH       SOLE                    49200              1275
CHICOS FAS INC                 COM              168615102     1341    70900 SH       SOLE                    58600    11800      500
CHUBB CORP                     COM              171232101      202     3875 SH       SOLE                              3875
CISCO SYS INC                  COM              17275R102      824    62900 SH       SOLE                    48900     5150     8850
CLOROX CO                      COM              189054109      350     8475 SH       SOLE                     7900               575
COCA COLA ENTERPRISE INC.      COM              191219104     3128   144015 SH       SOLE                   128200    12000     3815
COMCAST CORP-CL A              COM              20030n101     1418    60168 SH       SOLE                    58747              1421
CONAGRA FOODS INC              COM              205887102      505    20200 SH       SOLE                    18800              1400
CONMED CORP.                   COM              207410101      202    10300 SH       SOLE                              9700      600
COUNTRYWIDE FINANCIALS CORP.   COM              222372104     2796    54140 SH       SOLE                    52600              1540
COVANCE INC                    COM              222816100      453    18410 SH       SOLE                    16600              1810
DEERE & CO                     COM              244199105     1951    42550 SH       SOLE                    41600               950
DELL COMPUTER CORP             COM              247025109     2707   101245 SH       SOLE                    96400              4845
DUPONT (E.I.) DE NEMOURS       COM              263534109     2628    61980 SH       SOLE                    60100              1880
EASTMAN KODAK CO               COM              277461109     2578    73575 SH       SOLE                    71400              2175
ECOLAB INC                     COM              278865100      506    10225 SH       SOLE                     9000              1225
ELECTRONIC ARTS INC            COM              285512109     1929    38750 SH       SOLE                    33600     3500     1650
ENERGEN CORP                   COM              29265N108      269     9250 SH       SOLE                              8680      570
ENGINEERED SUPPORT SYS         COM              292866100      469    12782 SH       SOLE                    11550      112     1120
ENTERGY                        COM              29364G103     2930    64275 SH       SOLE                    62400              1875
EXXON MOBIL CORP               COM              30231G102     3291    94181 SH       SOLE                    85000     5800     3381
FIDELITY NATL FINL INC         COM              316326107      525    15987 SH       SOLE                    14200              1787
FIRST TENN NATL CORP           COM              337162101     2701    75150 SH       SOLE                    74400               750
FOREST LABS INC                COM              345838106     2637    26845 SH       SOLE                    23400     2300     1145
FOX ENTMT GROUP INC            COM              35138T107      489    18850 SH       SOLE                    17200              1650
GANNETT INC                    COM              364730101      276     3850 SH       SOLE                              3300      550
GENENTECH INC                  COM              368710406     2136    64400 SH       SOLE                    64300               100
GOLDEN WEST FINANCIAL CORP.    COM              381317106     2896    40325 SH       SOLE                    39100              1225
HEWLETT PACKARD CO             COM              428236103      254    14623 SH       SOLE                             12100     2523
INGERSOLL-RAND COMPANY         COM              G4776G101      233     5400 SH       SOLE                              5000      400
INGRAM MICRO INC               COM              457153104      363    29400 SH       SOLE                    27700              1700
INTEL CORP                     COM              458140100      347    22300 SH       SOLE                    10800     3700     7800
JOHNSON & JOHNSON              COM              478160104     2033    37860 SH       SOLE                    34900              2960
JOHNSON CONTROLS INC.          COM              478366107     1387    17300 SH       SOLE                    13600     2750      950
LINEAR TECHNOLOGY CORP         COM              535678106     1653    64250 SH       SOLE                    63800               450
LOWES COMPANIES INC.           COM              548661107     2441    65085 SH       SOLE                    59300     5200      585
MERCK & CO.                    COM              589331107     3009    53150 SH       SOLE                    47400     3000     2750
METLIFE INC                    COM              59156R108     1284    47500 SH       SOLE                    47000               500
MICROCHIP TECHNOLOGY           COM              595017104      945    38650 SH       SOLE                    38000               650
MICROSOFT CORP                 COM              594918104     3268    63210 SH       SOLE                    56100     4000     3110
NATIONAL FUEL GAS CO.          COM              636180101      228    11000 SH       SOLE                              9300     1700
NBTY, INC                      COM              628782104      522    29670 SH       SOLE                    26800              2870
NORTH FORK BANCORP NY          COM              659424105      329     9745 SH       SOLE                              5570     4175
OCCIDENTAL PETE CORP           COM              674599105     2897   101820 SH       SOLE                    98400              3420
PFIZER INC                     COM              717081103     2744    89750 SH       SOLE                    84600       75     5075
PIXAR COM                      COM              725811103     1611    30400 SH       SOLE                    30300               100
PROCTOR & GAMBLE               COM              742718109      370     4310 SH       SOLE                              3050     1260
PROGRESSIVE CORP               COM              743315103      908    18295 SH       SOLE                    16100              2195
QLOGIC CORP.                   COM              747277101      328     9500 SH       SOLE                     9500
QUALCOMM INC                   COM              747525103     1374    37750 SH       SOLE                    37000               750
QUANEX CORP                    COM              747620102      242     7220 SH       SOLE                              6300      920
RAYTHEON CO.                   COM              755111507      212     6900 SH       SOLE                              5600     1300
RENAISSANCE RE HOLDINGS        COM              G7496G103      392     9900 SH       SOLE                     9500               400
ROCKWELL AUTOMATION            COM              773903109      267    12900 SH       SOLE                             11500     1400
RPM INC OHIO                   COM              749685103      870    56935 SH       SOLE                    55000      155     1780
RYDER SYS INC                  COM              783549108      224     9965 SH       SOLE                              8400     1565
SARA LEE CORP                  COM              803111103     2424   107700 SH       SOLE                    96700     9600     1400
SOUTHTRUST CORP                COM              844730101      388    15600 SH       SOLE                    15600
ST. JOE CO.                    COM              790148100     1536    51200 SH       SOLE                    49700              1500
STATE STR CORP                 COM              857477103     1993    51100 SH       SOLE                    51100
SUPERIOR INDS INTL             COM              868168105      386     9330 SH       SOLE                     8900               430
TRIBUNE CO NEW                 COM              896047107      498    10950 SH       SOLE                     9600              1350
UNILEVER                       COM              904784709     2630    42625 SH       SOLE                    36600     4475     1550
UNION PAC CORP                 COM              907818108     1766    29500 SH       SOLE                    29500
UNITED TECHNOLOGIES CP         COM              913017109      523     8450 SH       SOLE                     7800               650
UNITEDHEALTH GROUP             COM              91324P102      229     2740 SH       SOLE                              2740
VARIAN MED SYS                 COM              92220P105     2722    54885 SH       SOLE                    53800              1085
WAL MART STORES, INC.          COM              931142103     2514    49775 SH       SOLE                    48400              1375
AT&T CAP CORP 8.125% 12/15/28  PFD              635458201      556    20000 SH       SOLE                             20000
ASIA TIGERS FD INC                              04516T105       68 10000.000SH       SOLE                         10000.000